Consolidated Statement of Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Income [Line Items]
Net interest income		€ 15,161	€ 16,122	€ 13,983
Commissions and fee income		10,372	9,206	9,838
Net income (loss) from equity method investments		12	(38)	152
Compensation and benefits		11,731	11,131	10,712
General and administrative expenses		11,243	10,112	9,728
Impairment of goodwill and other intangible assets		0	233	68
Restructuring activities		3	220	118
Total noninterest expenses		22,971	21,695	20,390
Profit (loss) before income taxes		6,703	7,955	5,447
Deutsche Bank AG [Member]
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	48,996	43,546	24,449
Interest expense		33,835	27,424	10,466
Net interest income		15,161	16,122	13,983
Provision for credit losses		1,830	1,505	1,226
Net interest income after provision for credit losses		13,331	14,617	12,757
Commissions and fee income		10,372	9,206	9,838
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		5,655	5,575	2,962
Net gains (losses) on derecognition of financial assets measured at amortized cost		(11)	(96)	(2)
Net gains (losses) on financial assets at fair value through other comprehensive income		48	0	(216)
Net income (loss) from equity method investments		12	(38)	152
Other income (loss)		267	387	346
Total noninterest income		16,344	15,033	13,080
Compensation and benefits		11,731	11,131	10,712
General and administrative expenses		11,243	10,112	9,728
Impairment of goodwill and other intangible assets		0	233	68
Restructuring activities		3	220	118
Total noninterest expenses		22,971	21,695	20,390
Profit (loss) before income taxes		6,703	7,955	5,447
Income tax expense (benefit)		2,223	1,503	(107)
Profit (loss)		4,481	6,452	5,554
Profit (loss) attributable to noncontrolling interests		139	120	134
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 4,342	€ 6,332	€ 5,420

[1]	Interest and similar income included € 36.5 billion , € 34.0 billion and € 19.8 billion for the year ended December 31, 2024, 2023 and 2022, respectively, calculated based on effective interest method